Related Parties	9 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
Related Parties

11. Related Parties

Related parties are represented by the Ultimate Parent and other affiliates, subsidiaries and other entities under common control with the Ultimate Parent.

Capital contributions and distribution from and to members

During the nine months ended September 30, 2022 and 2021, the Company received contributions from its Ultimate Parent of $0 and $7,919, respectively. Additionally, the Company made distributions to its Ultimate Parent of $0 and $3,695 for the nine months ended September 30, 2022 and 2021, respectively.

Sale of non-controlling interests to Related Parties

On November 29, 2021, as part of an exchange agreement, OPAL Fuels issued 14 newly authorized common units and 300,000 Series A-1 preferred units to Hillman in return for Hillman’s non-controlling interest in four RNG project subsidiaries for total consideration of $30,000. Upon the consummation of the Business Combination, the Series A-1 preferred units have been converted to Redeemable preferred non-controlling interests. The Company recorded paid-in-kind preferred dividend of $2,658 and $5,093 for the three and nine months ended September 30, 2022. Please see Note 13, Redeemable Preferred Units and Equity, for additional information.

Purchase of investments from Related Parties

In August 2021, the Company acquired a 100% of the ownership interests in Reynolds, an RNG production facility for $12,020 which was funded with cash on hand. Reynolds held an equity investment of 1,570 Class B units in GREP representing 20% interest for a cash consideration of $1,570 which owns 50% of Biotown, a power generation facility under development to convert to an RNG facility. The Reynolds transaction was an asset acquisition from an affiliate under common control. The Company accounts for its 20% equity investment in GREP under the equity method. The Company recorded an income of $3034 and $2,478 as its share of net income for the three months and nine months ended September 30, 2022 and increased its investment in GREP as of September 30, 2022.

Sales contracts with Related Parties

In June 2020, Fuel Station Services, an indirect wholly-owned subsidiary of the Company, contracted with Beacon to dispense Beacon’s RNG and to generate and market the resulting RINs created on behalf of Beacon. The term of this contract runs from September 1, 2020 through October 31, 2030. The Company receives non-cash consideration in the form of RINs or LCFSs for providing these services and recognizes the RINs or LCFSs received as inventory based on their estimated fair value at contract inception. During 2021, the Company acquired the remaining interests in Beacon. Therefore, all environmental fees earned are eliminated in the condensed consolidated statements of operations for the three and nine months ended September 30, 2022. During 2021, the Company accounted for Beacon under equity method for the period between January 1, 2021 and April 30, 2021 and consolidated Beacon for the remaining part of the year. Therefore, all environmental fees earned after May 1, 2021 are eliminated in the condensed consolidated statement of operations. For the period between January 1, 2021 and April 30, 2021, the company earned environmental processing fees of $632, net of intersegment elimination.

In March 2021, Fuel Station Services, contracted with Noble Road to dispense Noble Road’s RNG and to generate and market the resulting RINs created on behalf of Noble Road The term of this contract run from November 1, 2021 through June 30, 2032. The Company receives non-cash consideration in the form of RINs or LCFSs for providing these services and recognizes the RINs or LCFSs received as inventory based on their estimated fair value at contract inception. The facility came online in the first quarter of 2022. For the three and nine months ended September 30, 2022, the Company earned environmental processing fees of $80 and $322, net of intersegment elimination, under this agreement which are included in Fuel Station Services revenues in the condensed consolidated statements of operations. For the three and nine months ended September 30, 2021, the Company earned $0, net of intersegment elimination under this agreement.

Service agreements with Related Parties

On December 31, 2020, OPAL Fuels signed a management, operations, and maintenance services agreement (“Administrative Services Agreement”) with Fortistar LLC (“Fortistar”), pursuant to which Fortistar provides management, operations, and maintenance services to the Company. The agreement expires on December 31, 2023, unless termination occurs earlier due to dissolution of the Company or the agreement is terminated by the Company’s secured lenders in certain circumstances. The agreement provides for payment of service fees based on actual time incurred at contractually agreed rates provided for in the Administrative Services Agreement, as well as a fixed annual payment of $580 per year adjusted annually for inflation. Additionally, the agreement provides for the Company to receive credits for any services provided by the Company’s employees to Fortistar. For the three and nine months ended September 30, 2022 and 2021, there have been no material services provided by the Company’s employees to Fortistar.

In June 2021, the company entered into a management services agreement with Costar Partners LLC (“Costar”), an affiliate of Fortistar. Pursuant to the agreement, Costar provides information technology (“IT”) support services, software use, licensing services, management of third party infrastructure and security services and additional IT services as needed by the Company. The agreement provides for Costar to be compensated based on actual costs incurred and licensing fees per user for certain software applications. The agreement expires in June 2024 unless the termination occurs earlier due to dissolution of the Company or it is terminated by the Company’s secured lenders in certain circumstances.

The following table summarizes the various fees recorded under the agreements described above which are included in “Selling, general, and administrative” expenses except for $1,518 incurred as transaction costs for the Business Combination recorded in additional paid-in capital and $26 recorded as Deferred financing costs as of September 30, 2022:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Staffing and management services	$578	$134	$1,683	$6,054
Rent - fixed compensation	168	145	442	435
IT services	636	—	1,721	—
Total	$1,382	$279	$3,846	$6,489

As of September 30, 2022 and December 31, 2021, the Company had Accounts payable, related party in the amounts of $489 and $166, respectively.